Financial instruments related to commodity contracts - Market related risks (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 7.0	$ 7.0	$ 22.0
Trading & Shipping | High
Market related risk
Value at risk	21.0	28.0	25.0
Trading & Shipping | Low
Market related risk
Value at risk	5.0	4.0	7.0
Trading & Shipping | Average
Market related risk
Value at risk	$ 12.0	$ 16.0	$ 14.0
Gas, Renewables & Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 10.0	$ 4.0	$ 2.0
Gas, Renewables & Power | High
Market related risk
Value at risk	20.0	13.0	8.0
Gas, Renewables & Power | Low
Market related risk
Value at risk	3.0	3.0	2.0
Gas, Renewables & Power | Average
Market related risk
Value at risk	$ 10.0	$ 6.0	$ 4.0